Liabilities with financial and similar institutions (Tables)	12 Months Ended
Dec. 31, 2021
Liabilities with financial and similar institutions
Summary of liabilities with financial and similar institutions

	12/31/2021	12/31/2020
Time deposits	139,477	—
Payables with credit card network	3,876,964	1,654,039
Interdependent relations	351,490	—
Securities sold under agreements to repurchase	973,533	102,874
Total liabilities with financial institutions	5,341,464	1,756,913